VALUED ADVISERS TRUST

225 Pictoria Dr.

Suite 450

Cincinnati, Ohio 45246

March 7, 2022

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC  20549

Re:  Valued Advisers Trust (“Registrant”) (SEC File Nos. 811-22208 and 333-151672)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Statement of Additional Information with respect to the Dana Large Cap Equity Fund, Dana Epiphany ESG Small Cap Equity Fund, and the Dana Epiphany ESG Equity Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 361 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 361 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 587-3400.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President